Warrants and Derivative Liabilities (Details 6) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 16, 2018	Jan. 19, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Derivative Liabilities [Line Items]
Initial fair value of Emerald Financing Warrant Liability			$ 0	$ 516,058	$ 516,058	$ 10,988,736
Less: proceeds from the Emerald Financing					(1,919,372)	(3,095,908)
Emerald Financing - Warrant Liability
Derivative Liabilities [Line Items]
Initial fair value of Emerald Financing Warrant Liability	$ 5,707,423	$ 4,717,211	$ 0	$ 0	$ 0	10,424,634
Less: proceeds from the Emerald Financing	1,750,000	1,500,000				3,250,000
Excess over proceeds adjustment	$ 3,957,423	$ 3,217,211				$ 7,174,634